Note 17 - Investment in Joint Venture and Other Investment (Tables)	12 Months Ended
Dec. 31, 2014
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments [Table Text Block]
	2012	2013	2014

Current assets	4,582,256	11,207,156	9,520,607
Non current assets	248,337,400	268,669,047	252,531,888
Current liabilities	6,051,143	4,079,748	16,194,148
Non current liabilities	127,316,330	127,350,355	115,181,837
Members’ contributions	132,000,000	175,000,000	175,000,000
Voyage revenue	27,478,223	27,510,792	31,663,989
Net revenue	26,216,805	26,163,274	30,269,066
Operating loss	(2,018,854)	(7,313,783)	(11,058,601)
Net loss	(8,413,047)	(14,106,082)	(17,798,476)

Investment Income [Table Text Block]
In USD	Other Investment
Balance, January 1, 2013	0
Invested amount	5,000,000
Total gain for period included in Investment income	196,196
Balance, December 31, 2013	5,196,196
Total gain for period included in Investment income	987,604
Balance, December 31, 2014	6,183,800